Impairment and Reversal of Impairment - Additional Information (Detail) oz in Thousands, $ in Millions		12 Months Ended
	Jan. 14, 2019 USD ($)	Dec. 31, 2018 USD ($) oz	Dec. 31, 2017 USD ($) oz
Disclosure of impairment loss and reversal of impairment loss [line items]
After tax discount rate used which represents the Company's weighted average cost of capital		5.00%	5.00%
Impairment expense		$ 4,727
Newmont [member] | Major business combination [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Consideration amount	$ 10,000
Pre-impairment carrying amount of total assets and liabilities	13,900
Gain (loss) arising from difference between carrying amount of assets/liabilities and consideration received	$ 3,900
Los Filos [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment expense			$ 16
Pueblo Viejo [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment expense			557
Impairment expense, net of tax			557
Red Lake [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment expense		664	889
Impairment expense, net of tax		$ 774	610
Decrease in mineral reserve | oz		2,160
Porcupine [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment expense			99
Impairment expense, net of tax			$ 84
Increase in mineral reserve | oz			4,700
Eleonore [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment expense		$ 1,633
Impairment expense, net of tax		$ 1,369
Decrease in mineral resources | oz		2,230
Penasquito [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment expense		$ 1,747
Impairment expense, net of tax		1,203
Cerro Negro [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment expense		683
Impairment expense, net of tax		$ 533